Shareholder Fees - StrategicAdvisersFidelityUSTotalStockFund-PRO	Jul. 29, 2023 USD ($)
StrategicAdvisersFidelityUSTotalStockFund-PRO | Strategic Advisers Fidelity U.S. Total Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none